CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
REVENUE	$ 3,909,546	$ 5,023,099	$ 5,255,810
COST OF REVENUE	(1,149,148)	(2,157,033)	(3,360,694)
GROSS PROFIT	2,760,398	2,866,066	1,895,116
OPERATING EXPENSES
Selling expenses	(152,759)	(229,656)	(593,215)
General and administrative expenses	(3,778,329)	(1,199,690)	(783,241)
Total operating expenses	(3,931,088)	(1,429,346)	(1,376,456)
(LOSS) INCOME FROM OPERATIONS	(1,170,690)	1,436,720	518,660
OTHER INCOME
Interest income	94,195	101,257	6,120
Other income (expenses), net	126,648	(26,035)	69,162
Total other income, net	220,843	75,222	75,282
(LOSS) INCOME BEFORE INCOME TAXES	(949,847)	1,511,942	593,942
INCOME TAX EXPENSE	(300,034)	(303,246)	(156,038)
NET (LOSS) INCOME	(1,249,881)	1,208,696	437,904
COMPREHENSIVE (LOSS) INCOME
Total currency translation differences arising from consolidation	232,001	471,554	(78,171)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (1,017,880)	$ 1,680,250	$ 359,733
(LOSS) EARNINGS PER SHARE
Basic and diluted	$ (0.12)	$ 0.21	$ 0.09
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	10,368,563	5,852,459	5,000,000